LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Cost	R$ 736,918
Amortization	364,582
Balance to be amortized	351,394	R$ 156,303
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	343,642
Amortization	129,297
Balance to be amortized	201,467	67,189
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost	125,222
Amortization	73,508
Balance to be amortized	47,443	20,195
Import ("ECA")
Disclosure of detailed information about borrowings [line items]
Cost	101,811
Amortization	101,811
Balance to be amortized		16,235
Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Cost	72,774
Amortization	33,209
Balance to be amortized	40,382	30,552
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	21,592
Amortization	4,674
Balance to be amortized	19,065	18,944
BNDES ("IOF")
Disclosure of detailed information about borrowings [line items]
Cost	53,730
Amortization	13,702
Balance to be amortized	38,447
Others
Disclosure of detailed information about borrowings [line items]
Cost	18,147
Amortization	8,381
Balance to be amortized	R$ 4,590	R$ 3,188